Income taxes	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Income taxes

Note 19	Income taxes

Total income taxes

$ millions, for the year ended October 31	2023	2022
Consolidated statement of income
Provision for (reversal of) current income taxes
Adjustments for prior years	$607	$35
Current income tax expense	1,411	1,741
	2,018	1,776
Provision for (reversal of) deferred income taxes
Adjustments for prior years	(11)	(27)
Effect of changes in tax rates and laws	(10)	(4)
Origination and reversal of temporary differences	(66)	(15)
	(87)	(46)
	1,931	1,730
OCI	(219)	(268)
Total comprehensive income	$1,712	$1,462
Components of income tax

$ millions, for the year ended October 31	2023	2022
Current income taxes
Federal	$748	$627
Provincial	481	429
Foreign	634	459
	1,863	1,515
Deferred income taxes
Federal	(37)	51
Provincial	(24)	37
Foreign	(90)	(141)
	(151)	(53)
	$1,712	$1,462
We are subject to Canadian taxation on income of foreign branches. Earnings of foreign subsidiaries would generally only be subject to Canadian tax when distributed to Canada. Additional Canadian taxes that would be payable if all foreign subsidiaries’ retained earnings were distributed to the Canadian parent as dividends are estimated to be nil.
The effective rates of income tax in the consolidated statement of income are different from the combined Canadian federal and provincial income tax rates as set out in the following table:
Reconciliation of income taxes

$ millions, for the year ended October 31	2023		2022
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$1,936	27.8%	$2,097	26.3%
Income taxes adjusted for the effect of:
Foreign operations subject to different tax rates	(332)	(4.8)	(199)	(2.5)
Tax-exempt income	(184)	(2.7)	(156)	(2.0)
Changes in income tax rate on deferred tax balances	(10)	(0.1)	(4)	–
Impact of equity-accounted income	(2)	–	(13)	(0.2)
Canada Recovery Dividend (CRD) tax	525	7.5	–	–
Other	(2)	–	5	0.1
Income taxes in the consolidated statement of income	$1,931	27.7%	$1,730	21.7%

Deferred income taxes
Sources of and movement in deferred tax assets and liabilities
Deferred tax assets

$ millions, for the year ended October 31		Allowance for credit losses	Property and equipment	Pension and employee benefits	Provisions	Financial instrument revaluation	Tax loss carry- forwards (1)	Other	Total assets
2023	Balance at beginning of year	$256	$6	$275	$92	$125	$6	$264	$1,024
	Recognized in net income	142	(1)	12	(39)	(7)	(1)	25	131
	Recognized in OCI	–	–	70	–	(27)	–	16	59
	Other (2)	3	(1)	(46)	–	–	(1)	(1)	(46)
	Balance at end of year	$401	$4	$311	$53	$91	$4	$304	$1,168
2022	Balance at beginning of year	$222	$40	$307	$103	$24	$5	$215	$916
	Recognized in net income	24	3	(25)	(12)	(3)	2	49	38
	Recognized in OCI	–	–	(16)	–	104	–	–	88
	Other (2)	10	(37)	9	1	–	(1)	–	(18)
	Balance at end of year	$256	$6	$275	$92	$125	$6	$264	$1,024
Deferred tax liabilities

$ millions, for the year ended October 31		Intangible assets	Property and equipment	Pension and employee benefits	Goodwill	Financial instrument revaluation	Other	Total liabilities
2023	Balance at beginning of year	$(341)	$(69)	$(71)	$(89)	$(13)	$(6)	$(589)
	Recognized in net income	(50)	1	1	(2)	–	6	(44)
	Recognized in OCI	–	–	5	–	–	–	5
	Other (2)	(1)	1	49	–	–	–	49
	Balance at end of year	$(392)	$(67)	$(16)	$(91)	$(13)	$–	$(579)
2022	Balance at beginning of year	$(327)	$(82)	$(24)	$(88)	$(19)	$(12)	$(552)
	Recognized in net income	(10)	(23)	33	(2)	4	6	8
	Recognized in OCI	–	–	(81)	–	–	–	(81)
	Other (2)	(4)	36	1	1	2	–	36
	Balance at end of year	$(341)	$(69)	$(71)	$(89)	$(13)	$(6)	$(589)
Net deferred tax assets as at October 31, 2023								$589
Net deferred tax assets as at October 31, 2022								$435

(1)
The deferred tax effect of tax loss carryforwards includes $4 million (2022: $6 million) that relate to operating losses (of which $2 million relate to Canada, and $2 million relate to the Caribbean) that expire in various years commencing in 2023, and nil (2022: nil) that relate to U.S. capital losses.

(2)	Includes foreign currency translation adjustments.
Deferred tax assets and liabilities are assessed by entity for presentation in our consolidated balance sheet. As a result, the net deferred tax assets of $589 million (2022: $435 million) are presented in the consolidated balance sheet as deferred tax assets of $629 million (2022: $480 million) and deferred tax liabilities of $40 million (2022: $45 million).
The amount of unused operating tax losses for which deferred tax assets have not been recognized was $1,515 million as at October 31, 2023 (2022: $1,620 million), of which $756 million (2022: $742 million) relates to the U.S. region and $759 million (2022: $878 million) relates to the Caribbean region. Generally, these unused operating tax losses will expire within 3 years for the U
.
S
.
region and within 7 years for the Caribbean region.
The amount of unused capital tax losses for which deferred tax assets have not been recognized was $482 million as at October 31, 2023 (2022: $610 million). These unused capital tax losses relate to Canada.
Tax Examinations and Disputes
The CRA has reassessed CIBC’s 2011–2018 taxation years for approximately $1,772 million of income taxes related to the denial of deductions of certain dividends. Subsequent taxation years may also be similarly reassessed. CIBC filed a Notice of Appeal in 2021 and the matter is in litigation. CIBC is confident that its tax filings are appropriate and will defend its position vigorously. Accordingly, no amounts have been accrued in the consolidated financial statements.
In November 2021, the
Tax Court of Canada decided
 against CIBC on
its
claim of a foreign exchange capital loss
 and CIBC appealed the decision to the Federal Court of Appeal
. In May 2023, CIBC lost its appeal at the Federal Court of Appeal. The impact of the Federal Court of Appeal decision was recognized in the second quarter of 2023, as were offsets from other adjustments. In August 2023, CIBC filed a leave to appeal application with the Supreme Court of Canada. As previously disclosed, CIBC has potential aggregate exposure of approximately $100 million in respect of other similar matters, and no amounts have been accrued in the consolidated financial statements.
In prior years, the CRA issued reassessments disallowing the deduction of Enron settlement payments and related legal expenses (the Enron expenses). The CRA later entered into a settlement agreement with CIBC in respect to the portion of the Enron expenses deductible in Canada. CIBC has been working with the Internal Revenue Service to settle the portion of the Enron expenses deductible in the U.S. It is possible that adjustments may be required to the amount of tax benefits recognized in the U.S.
Canadian Federal Tax Measures
In the first quarter of 2023, the Canadian federal government enacted the one-time
15% Canada Recovery Dividend (CRD)
 tax
and permanent corporate tax rate increase of 1.5% on banks and life insurer groups. The CRD tax

is based on the average of 2020 and 2021 taxable income in excess of $1.0 billion and is payable over a five-year period in equal increments. The 1.5% tax rate increase applies to taxable income in excess of $100 million and is prorated for the first taxation year that ends after April 7, 2022. In its first quarter, CIBC recognized income tax expense of $510 million based on the present value of the estimated amount of the CRD tax of $555 million. The discount of $45 million accretes over the four-year payment period from initial recognition
. CIBC also recognized income tax expense of $35 million for the effect of the 1.5% tax rate increase on the 2022 taxation year in the first quarter.
In the second quarter of 2023, the Department of Finance Canada released certain proposed tax measures as part of the 2023 Canadian Federal budget, which would impact Canadian banks. These proposals included the denial of the deduction of dividends received by financial institutions on

Canadian shares held as
mark-to-market
property (Budget 2023 Dividend Proposal), the application of the goods and services tax/harmonized sales tax (GST/HST) on certain payment card network services, and a 2% tax on the net value of share buybacks by public corporations in Canada.
In the third quarter of 2023, the Budget Implementation Act
,
 2023
, No. 1
enacted the GST/HST measure with some retroactive as well as prospective effect. CIBC recognized a GST expense charge of $34 million for prior periods in respect of this measure.
On August 4, 2023, the Department of Finance Canada released draft legislation to implement certain previously announced measures including the 2% buyback tax as well as the new Global Minimum Tax Act imposing a 15% global minimum tax further to the OECD’s two-pillar plan (OECD Pillar Two). The Budget 2023 Dividend Proposal was not included in the August release. The 2023 Fall Economic Statement, released on November 21, 2023, included a proposal to exclude taxable preferred shares from the application of the Budget 2023 Dividend
Proposal. A Notice of Ways and Means Motion to introduce a bill to implement certain measures from the 2023 Budget and the 2023 Fall Economic Statement, was released and tabled in Parliament on November 28, 2023, which included the Budget 2023 Dividend Proposal.